PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following summarizes property and equipment:

	June 30,	December 31,
	2025	2024
Software and computer equipment	$844,185	$795,369
Furniture and fixtures	228,033	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,147,636	1,101,670
Less accumulated depreciation	(937,173)	(957,818)
Total property and equipment, net	$210,463	$143,852

The following summarizes property and equipment as of December 31:

	2024	2023
Software and computer equipment	$795,369	$809,031
Furniture and fixtures	230,883	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,101,670	1,115,332
Less accumulated depreciation	(957,818)	(881,024)
Total other long-term assets	$143,852	$234,308

SCHEDULE OF CAPITALIZED SOFTWARE DEVELOPMENT COSTS

The following summarizes capitalized software development costs as of June 30, 2025 and December 31, 2024:

Capitalized software, net - beginning balance, December 31, 2024	$1,540,121
Capitalized software development costs - 2025	1,568,778
Less accumulated amortization	(434,054)
$2,674,845

The following summarizes capitalized software development costs as of December 31, 2024:

Capitalized software - beginning balance, December 31, 2023	$-
Capitalized software development costs - 2024	1,701,471
Less accumulated amortization	(161,350)
$1,540,121